CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common Stock Common Stock	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Jan. 31, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jan. 31, 2021	0	0
Increase (Decrease) in Stockholders' Equity
Issuance of Class B common stock to Sponsor		$ 1,250	23,750		25,000
Issuance of Class B common stock to Sponsor (in shares)		12,500,000
Sale of 1,450,000 Private Placement Shares	$ 145		14,499,855		14,500,000
Sale of 1,450,000 Private Placement Shares (in shares)	1,450,000
Re-measurement for Class A common stock to redemption amount			(14,523,605)	(12,128,520)	(26,652,125)
Net income (loss)				(1,056,706)	(1,056,706)
Balance at the end at Dec. 31, 2021	$ 145	$ 1,250	0	(13,185,226)	(13,183,831)
Balance at the end (in shares) at Dec. 31, 2021	1,450,000	12,500,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)				(388,236)	(388,236)
Balance at the end at Mar. 31, 2022	$ 145	$ 1,250		(13,573,462)	(13,572,067)
Balance at the end (in shares) at Mar. 31, 2022	1,450,000	12,500,000
Balance at the beginning at Dec. 31, 2021	$ 145	$ 1,250	0	(13,185,226)	(13,183,831)
Balance at the beginning (in shares) at Dec. 31, 2021	1,450,000	12,500,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)					(333,875)
Balance at the end at Jun. 30, 2022	$ 145	$ 1,250		(13,519,101)	(13,517,706)
Balance at the end (in shares) at Jun. 30, 2022	1,450,000	12,500,000
Balance at the beginning at Dec. 31, 2021	$ 145	$ 1,250	0	(13,185,226)	(13,183,831)
Balance at the beginning (in shares) at Dec. 31, 2021	1,450,000	12,500,000
Increase (Decrease) in Stockholders' Equity
Issuance of Class B common stock to Sponsor					25,000
Re-measurement for Class A common stock to redemption amount				(4,544,687)	(4,544,687)
Net income (loss)				3,925,770	3,925,770
Balance at the end at Dec. 31, 2022	$ 145	$ 1,250	0	(13,804,143)	(13,802,748)
Balance at the end (in shares) at Dec. 31, 2022	1,450,000	12,500,000
Balance at the beginning at Mar. 31, 2022	$ 145	$ 1,250		(13,573,462)	(13,572,067)
Balance at the beginning (in shares) at Mar. 31, 2022	1,450,000	12,500,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)				54,361	54,361
Balance at the end at Jun. 30, 2022	$ 145	$ 1,250		(13,519,101)	(13,517,706)
Balance at the end (in shares) at Jun. 30, 2022	1,450,000	12,500,000
Balance at the beginning at Dec. 31, 2022	$ 145	$ 1,250	0	(13,804,143)	(13,802,748)
Balance at the beginning (in shares) at Dec. 31, 2022	1,450,000	12,500,000
Increase (Decrease) in Stockholders' Equity
Re-measurement for Class A common stock to redemption amount				(3,216,277)	(3,216,277)
Net income (loss)				3,090,679	3,090,679
Balance at the end at Mar. 31, 2023	$ 145	$ 1,250		(13,929,741)	(13,928,346)
Balance at the end (in shares) at Mar. 31, 2023	1,450,000	12,500,000
Balance at the beginning at Dec. 31, 2022	$ 145	$ 1,250	$ 0	(13,804,143)	(13,802,748)
Balance at the beginning (in shares) at Dec. 31, 2022	1,450,000	12,500,000
Increase (Decrease) in Stockholders' Equity
Issuance of Class B common stock to Sponsor					25,000
Net income (loss)					6,873,110
Balance at the end at Jun. 30, 2023	$ 145	$ 1,250		(14,781,241)	(14,779,846)
Balance at the end (in shares) at Jun. 30, 2023	1,450,000	12,500,000
Balance at the beginning at Mar. 31, 2023	$ 145	$ 1,250		(13,929,741)	(13,928,346)
Balance at the beginning (in shares) at Mar. 31, 2023	1,450,000	12,500,000
Increase (Decrease) in Stockholders' Equity
Re-measurement for Class A common stock to redemption amount				(4,633,931)	(4,633,931)
Net income (loss)				3,782,431	3,782,431
Balance at the end at Jun. 30, 2023	$ 145	$ 1,250		$ (14,781,241)	$ (14,779,846)
Balance at the end (in shares) at Jun. 30, 2023	1,450,000	12,500,000